Trade and Other Payables - Summary of Trade And Other Payables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Trade payables - non-related parties	$ 4,469	$ 3,026
Accrued operating expenses	9,901	4,637
Accrued employee expenses	14,677	7,743
Loan advance	0	5,000
Deferred consideration payable	0	413
Other payables	3,874	2,744
Trade and other current payables	32,921	23,563
Trade payables - non-related parties	1	0
Accrued employee expenses	602	41
Trade and other non-current payables	603	41
Total trade and other payable	$ 33,524	$ 23,604